Segment Information - Summary of Operating Segments (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Disclosure of operating segments [line items]
Banking product	R$ 104,200	R$ 111,523	R$ 118,422
Interest margin	60,705	71,242	79,855
Banking service fees	36,809	34,448	31,918
Income related to insurance and private pension operations before claim and selling expenses	3,961	4,699	5,265
Other income	2,725	1,134	1,384
Cost of Credit	8,954	(19,774)	(22,870)
Claims	1,228	(1,192)	(1,485)
Operating margin	94,018	90,557	94,067
Other operating income (expenses)	(63,410)	(59,975)	(58,388)
Non-interest expenses	(57,538)	(53,494)	(50,905)
Tax expenses for ISS, PIS and COFINS and Other	(6,619)	(7,031)	(8,011)
Share of profit or (loss) in associates and joint ventures	747	550	528
Net income before income tax and social contribution	30,608	30,582	35,679
Income tax and social contribution	(4,969)	(7,357)	(13,663)
Non-controlling interest in subsidiaries	(732)	(32)	(389)
Net income	24,907	23,193	21,627
Total assets	1,552,797	1,436,239	1,351,314	R$ 1,351,314
Total liabilities	1,402,331	1,291,883	1,218,930	1,218,930
Investments in associates and joint ventures	12,019	5,055	5,073	5,073
Fixed assets, net	7,302	7,359	8,042	8,042
Goodwill and Intangible assets, net	19,329	19,383	17,056	R$ 17,056
Retail Banking [Member]
Disclosure of operating segments [line items]
Banking product	72,182	69,921	70,496
Interest margin	40,243	38,570	40,073
Banking service fees	25,131	24,096	22,659
Income related to insurance and private pension operations before claim and selling expenses	6,808	7,255	7,764
Cost of Credit	12,526	(12,166)	(14,394)
Claims	1,160	(1,222)	(1,426)
Operating margin	58,496	56,533	54,676
Other operating income (expenses)	(40,002)	(37,601)	(37,202)
Non-interest expenses	(35,296)	(33,186)	(32,883)
Tax expenses for ISS, PIS and COFINS and Other	(4,706)	(4,415)	(4,319)
Net income before income tax and social contribution	18,494	18,932	17,474
Income tax and social contribution	(6,939)	(7,107)	(6,328)
Non-controlling interest in subsidiaries	(184)	(166)	(223)
Net income	11,371	11,659	10,923
Total assets	1,042,145	970,137	909,779
Total liabilities	1,005,194	934,835	877,792
Investments in associates and joint ventures	1,220	1,168	1,325
Fixed assets, net	5,526	5,105	5,635
Goodwill and Intangible assets, net	6,845	8,739	7,957
Wholesale Banking [member]
Disclosure of operating segments [line items]
Banking product	29,389	28,748	30,498
Interest margin	18,930	19,426	21,929
Banking service fees	9,810	8,876	8,072
Income related to insurance and private pension operations before claim and selling expenses	649	446	497
Cost of Credit	1,540	(5,829)	(10,586)
Claims	68	(53)	(59)
Operating margin	27,781	22,866	19,853
Other operating income (expenses)	(15,217)	(14,523)	(13,410)
Non-interest expenses	(13,817)	(13,265)	(12,034)
Tax expenses for ISS, PIS and COFINS and Other	(1,400)	(1,258)	(1,376)
Net income before income tax and social contribution	12,564	8,343	6,443
Income tax and social contribution	(3,829)	(2,412)	(1,081)
Non-controlling interest in subsidiaries	(550)	117	79
Net income	8,185	6,048	5,441
Total assets	655,393	604,384	585,088
Total liabilities	597,528	548,185	525,390
Fixed assets, net	879	1,290	1,177
Goodwill and Intangible assets, net	8,178	7,694	7,276
Market And Corporation [Member]
Disclosure of operating segments [line items]
Banking product	10,246	10,623	9,412
Interest margin	9,912	10,515	9,264
Banking service fees	138	42	59
Income related to insurance and private pension operations before claim and selling expenses	196	66	89
Cost of Credit		(6)	71
Operating margin	10,246	10,617	9,483
Other operating income (expenses)	(1,070)	(1,647)	(2,387)
Non-interest expenses	(331)	(831)	(1,616)
Tax expenses for ISS, PIS and COFINS and Other	(739)	(816)	(771)
Net income before income tax and social contribution	9,176	8,970	7,096
Income tax and social contribution	(2,964)	(1,775)	(1,237)
Non-controlling interest in subsidiaries	(35)	(23)	(1)
Net income	6,177	7,172	5,858
Total assets	142,853	119,309	116,401
Total liabilities	93,546	71,873	80,810
Investments in associates and joint ventures	11,438	3,986	3,106
Ita Unibanco SA [Member]
Disclosure of operating segments [line items]
Banking product	111,817	109,292	110,406
Interest margin	69,085	68,511	71,266
Banking service fees	35,079	33,014	30,790
Income related to insurance and private pension operations before claim and selling expenses	7,653	7,767	8,350
Cost of Credit	14,066	(18,001)	(24,909)
Claims	1,228	(1,275)	(1,485)
Operating margin	96,523	90,016	84,012
Other operating income (expenses)	(56,289)	(53,771)	(52,999)
Non-interest expenses	(49,444)	(47,282)	(46,533)
Tax expenses for ISS, PIS and COFINS and Other	(6,845)	(6,489)	(6,466)
Net income before income tax and social contribution	40,234	36,245	31,013
Income tax and social contribution	(13,732)	(11,294)	(8,646)
Non-controlling interest in subsidiaries	(769)	(72)	(145)
Net income	25,733	24,879	22,222
Total assets	1,649,613	1,503,503	1,427,084
Total liabilities	1,505,490	1,364,566	1,299,869
Investments in associates and joint ventures	12,658	5,154	4,431
Fixed assets, net	6,405	6,395	6,812
Goodwill and Intangible assets, net	15,023	16,433	15,233
Adjustments [Member]
Disclosure of operating segments [line items]
Banking product	(7,617)	2,231	8,016
Interest margin	(8,380)	2,731	8,589
Banking service fees	1,730	1,434	1,128
Income related to insurance and private pension operations before claim and selling expenses	(3,692)	(3,068)	(3,085)
Other income	2,725	1,134	1,384
Cost of Credit	(5,112)	(1,773)	2,039
Claims		83
Operating margin	(2,505)	541	10,055
Other operating income (expenses)	(7,121)	(6,204)	(5,389)
Non-interest expenses	(8,094)	(6,212)	(4,372)
Tax expenses for ISS, PIS and COFINS and Other	226	(542)	(1,545)
Share of profit or (loss) in associates and joint ventures	747	550	528
Net income before income tax and social contribution	(9,626)	(5,663)	4,666
Income tax and social contribution	8,763	3,937	(5,017)
Non-controlling interest in subsidiaries	37	40	(244)
Net income	(826)	(1,686)	(595)
Total assets	(96,816)	(67,264)	(75,770)
Total liabilities	(103,159)	(72,683)	(80,939)
Investments in associates and joint ventures	(639)	(99)	642
Fixed assets, net	897	964	1,230
Goodwill and Intangible assets, net	R$ 4,306	R$ 2,950	R$ 1,823